Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
As at December 31, 2022, the Company was committed to the following foreign currency forward contracts.

	Contract Amount in Foreign Currency	Average Contract Rate(i)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2023 $
British Pound Sterling	4,400	1.1327	347	4,984
Canadian Dollar	6,500	1.3674	51	4,753
			398	9,737
(i)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
850,000	102,000	NIBOR	4.60%	7.89%	(14,386)	0.7
1,000,000	112,000	NIBOR	5.15%	5.74%	(84)	2.7
1,000,000	117,000	NIBOR	4.90%	6.37%	(5,308)	3.9
					(19,778)

Interest Rate Swap Agreements
As at December 31, 2022, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)(iii)	LIBOR	679,184	37,017	2.2	2.2%
U.S. Dollar-denominated interest rate swaps (ii)(iv)	LIBOR	235,202	14,026	4.0	1.7%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	40,240	(288)	0.7	3.9%
			50,755
(i)Excludes the margins the Company pays on its floating-rate term loans, which, at December 31, 2022, ranged from 0.60% to 3.25%.
(ii)Principal amount reduces quarterly.
(iii)Two interest rate swaps are subject to mandatory early termination in 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)Forward-starting interest rate swaps with inception dates ranging from October 2023 to April 2024.
(v)Principal amount reduces monthly.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2022
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	1,166	16,091	33,789	—	(291)	—
Foreign currency forward contracts	—	398	—	—	—	—
Cross currency swap agreements	301	2,962	—	(87)	(14,299)	(8,655)
	1,467	19,451	33,789	(87)	(14,590)	(8,655)
As at December 31, 2021
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(67)	(2,451)	(3,081)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	3,896	(2,177)	(10,327)	(8,699)
Cross currency swap agreements	—	672	3,529	(342)	(2,803)	(11,509)
	—	672	7,425	(2,586)	(15,581)	(23,289)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2022 $			2021 $			2020 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(4,982)	70,252	65,270	(16,117)	42,652	26,535	(16,626)	(16,669)	(33,295)
Interest rate swap agreements termination	—	—	—	(18,012)	—	(18,012)	—	—	—
Foreign currency forward contracts	—	398	398	—	—	—	(241)	202	(39)
	(4,982)	70,650	65,668	(34,129)	42,652	8,523	(16,867)	(16,467)	(33,334)
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2022 $			2021 $			2020 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(2,546)	(9,881)	(12,427)	(5,294)	4,705	(589)	(6,588)	26,832	20,244
Cross currency swap agreements maturity and termination	—	—	—	(2,470)	—	(2,470)	(33,844)	—	(33,844)
	(2,546)	(9,881)	(12,427)	(7,764)	4,705	(3,059)	(40,432)	26,832	(13,600)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

Year Ended December 31, 2022
Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(2,453)

Year Ended December 31, 2021
Amount of Gain Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
7,257	(3,304)

Year Ended December 31, 2020
Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(8,481)	(2,320)